S-K 1606, De-SPAC Board Determination	Feb. 24, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]
●	Benefits from Public Market Entry and Spring Valley Expertise. The Spring Valley Board considered the fact that, given the expected capital raise from private and public investments as part of the Business Combination, among other things, the cash that post-combination General Fusion is expected to have will allow it to be well-positioned to scale and fund its business plan.
●	Shareholder Liquidity. The Spring Valley Board considered the fact that, pursuant to the Business Combination Agreement, the New GF Common Shares issued as consideration under the Business Combination Agreement will be listed on the Nasdaq, a major U.S. stock exchange, which the Spring Valley Board believes has the potential to offer shareholders enhanced liquidity.
●	Other Alternatives. The Spring Valley Board has determined that, after a thorough review of other business combination opportunities reasonably available to Spring Valley, the proposed Business Combination represents the best potential business combination for Spring Valley and the most attractive opportunity for Spring Valley based upon the process utilized to evaluate and assess other potential acquisition targets. The Spring Valley Board has also determined that such process has not presented a better alternative.
●	Negotiated Transaction. The Spring Valley Board has determined that the financial and other terms of the Business Combination Agreement are reasonable and were the product of arm’s-length negotiations between Spring Valley and General Fusion.

The Spring Valley Board also considered various uncertainties and risks and other potentially negative factors concerning the Business Combination, including, but not limited to, the following:

●	Exclusivity. The fact that the Business Combination Agreement includes an exclusivity provision that prohibits Spring Valley from soliciting other business combination proposals, which restricts Spring Valley’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations.
●	Macroeconomic Risks. Macroeconomic uncertainty, including the impacts of rising interest rates and inflation, regulatory policy, supply chain issues and the effects any of the foregoing could have on General Fusion’s revenues and the trading price of New GF Common Shares.
●	Business Plan May Not Be Achieved. The risk that General Fusion may not be able to execute on its business plan.
●	Risks Associated with General Fusion’s Business. Risks relating to General Fusion’s business, set forth in this proxy statement/prospectus under the headings “Risk Factors — Risks Related to General Fusion’s Business.”
●	Redemption Risk. The risk that a significant number of Spring Valley’s Public Shareholders may redeem their Public Shares for cash prior to the consummation of the Business Combination, thereby reducing the amount of cash available to General Fusion following the consummation of the Business Combination and making the Business Combination more difficult to complete.
●	Evolving Regulatory Regime Governing Special Purpose Acquisition Companies. The risk that regulation of special purpose acquisition companies continues to evolve and the SEC, Nasdaq and other regulators may revisit and update their laws, regulations and policies.
●	Shareholder Vote. The risk that Spring Valley Shareholders may object to the Business Combination and take action that may prevent or delay the consummation of the Business Combination, including failing to provide the requisite votes necessary to effect the Business Combination.
●	Closing Conditions. The fact that the completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within Spring Valley’s control.
●	Litigation. The possibility of litigation challenging the Business Combination or an adverse judgment granting permanent injunctive relief that could indefinitely delay or enjoin consummation of the Business Combination.
●	Benefits May Not Be Achieved. The risks that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
●	Liquidation of Spring Valley. The risks and costs to Spring Valley if the Business Combination is not completed, including the risk of diverting Spring Valley management’s focus and resources from other business combination opportunities, which could result in Spring Valley being unable to effect a business combination and force Spring Valley to liquidate.
●	Growth Initiatives May Not be Achieved. The risk that General Fusion’s growth initiatives may not be fully achieved or may not be achieved within the expected timeframe.
●	Spring Valley Shareholders Receiving a Minority Position. The fact that Spring Valley shareholders will own a minority of the voting and economic rights of New General Fusion following the consummation of the Business Combination.
●	No Third Party Valuation. The risk that Spring Valley did not obtain any third party report, opinion or appraisal in determining the valuation of General Fusion, or obtain a fairness opinion in determining whether or not to proceed with the Business Combination, because it relied on the financial skills and background of its officers and directors, and the possibility that the Spring Valley Board may have been incorrect in its assessment of the Business Combination, including because it did not obtain any third party report, opinion or appraisal in establishing a valuation for General Fusion.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination.
●	Other Risk Factors. Various other risk factors associated with the business of General Fusion and the Business Combination as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]	In connection with its evaluation and approval of the Business Combination, the Spring Valley Board determined that the fair market value of General Fusion represents at least 80% of the net assets of Spring Valley held in the Trust Account.
De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]	The Spring Valley Board did not obtain a third-party valuation or fairness opinion in connection with its determination to approve the Business Combination and recommend that Spring Valley Shareholders vote to approve the Business Combination.
De-SPAC, Board Determination, Dilution Considered [Text Block]	The fact that Spring Valley shareholders will own a minority of the voting and economic rights of New General Fusion following the consummation of the Business Combination.
De-SPAC, Board Determination, Other Factors Considered [Text Block]

The Spring Valley Board also considered various uncertainties and risks and other potentially negative factors concerning the Business Combination, including, but not limited to, the following:

●	Exclusivity. The fact that the Business Combination Agreement includes an exclusivity provision that prohibits Spring Valley from soliciting other business combination proposals, which restricts Spring Valley’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations.
●	Macroeconomic Risks. Macroeconomic uncertainty, including the impacts of rising interest rates and inflation, regulatory policy, supply chain issues and the effects any of the foregoing could have on General Fusion’s revenues and the trading price of New GF Common Shares.
●	Business Plan May Not Be Achieved. The risk that General Fusion may not be able to execute on its business plan.
●	Risks Associated with General Fusion’s Business. Risks relating to General Fusion’s business, set forth in this proxy statement/prospectus under the headings “Risk Factors — Risks Related to General Fusion’s Business.”
●	Redemption Risk. The risk that a significant number of Spring Valley’s Public Shareholders may redeem their Public Shares for cash prior to the consummation of the Business Combination, thereby reducing the amount of cash available to General Fusion following the consummation of the Business Combination and making the Business Combination more difficult to complete.
●	Evolving Regulatory Regime Governing Special Purpose Acquisition Companies. The risk that regulation of special purpose acquisition companies continues to evolve and the SEC, Nasdaq and other regulators may revisit and update their laws, regulations and policies.
●	Shareholder Vote. The risk that Spring Valley Shareholders may object to the Business Combination and take action that may prevent or delay the consummation of the Business Combination, including failing to provide the requisite votes necessary to effect the Business Combination.
●	Closing Conditions. The fact that the completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within Spring Valley’s control.
●	Litigation. The possibility of litigation challenging the Business Combination or an adverse judgment granting permanent injunctive relief that could indefinitely delay or enjoin consummation of the Business Combination.
●	Benefits May Not Be Achieved. The risks that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
●	Liquidation of Spring Valley. The risks and costs to Spring Valley if the Business Combination is not completed, including the risk of diverting Spring Valley management’s focus and resources from other business combination opportunities, which could result in Spring Valley being unable to effect a business combination and force Spring Valley to liquidate.
●	Growth Initiatives May Not be Achieved. The risk that General Fusion’s growth initiatives may not be fully achieved or may not be achieved within the expected timeframe.
●	Spring Valley Shareholders Receiving a Minority Position. The fact that Spring Valley shareholders will own a minority of the voting and economic rights of New General Fusion following the consummation of the Business Combination.
●	No Third Party Valuation. The risk that Spring Valley did not obtain any third party report, opinion or appraisal in determining the valuation of General Fusion, or obtain a fairness opinion in determining whether or not to proceed with the Business Combination, because it relied on the financial skills and background of its officers and directors, and the possibility that the Spring Valley Board may have been incorrect in its assessment of the Business Combination, including because it did not obtain any third party report, opinion or appraisal in establishing a valuation for General Fusion.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination.
●	Other Risk Factors. Various other risk factors associated with the business of General Fusion and the Business Combination as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus.

De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false